UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/10

Item 1.  Reports to Stockholders.

MutualHedge Frontier Legends Fund

CLASS A AND CLASS C SHARES

Semi-Annual Report

March 31, 2010

1-888-643-3431

WWW.MUTUALHEDGE.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

MutualHedge Frontier Legends Fund

Semiannual Letter to Shareholders for the period ended March 31, 2010

Fund and CTA Program Commentary

The Frontier Legends Fund began trading on December 31, 2009 with an initial NAV of $10.00.  For the quarter ending on March 31, 2010, Class A Shares returned -0.90%, and Class C Shares returned -1.00%.

For the same period, the Credit Suisse Tremont Managed Futures Index returned 1.60%.  Managed futures underperformed equities and bonds: the S&P 500 Index returned 5.40%, while the Barclays US Aggregate Index (formerly the Lehman Aggregate Bond Index) returned 1.78%.

The Fund’s investment strategy is to identify managed futures programs that are consistent with the Fund’s objectives and desired characteristics.  By analyzing the interrelationships among selected programs, the Fund seeks to combine them in a portfolio that offers more consistent performance potential with less volatility than individual programs.

The Fund has currently identified five suitable CTA programs, and the dollar allocations across these (as percentages of the total) as of March 31 are displayed below.  It is helpful to think of these percentages as a “snapshot” of the allocations on March 31: These allocations will vary over time as a function of ongoing portfolio management.  Note that the Fund did not access all five programs for the entire period: as this was the Fund’s first quarter, programs were brought “on line” one at a time and were scaled into gradually during the first several weeks of the Fund’s operations.

                                                                        * Notional exposure levels.

The historical correlations between these programs are also shown below.  Note that the programs differ from each other in terms of their primary trading characteristics, and this is also reflected in the correlation coefficients, which are fairly low.  The returns posted by these five programs during the quarter ranged from a positive return of 4.54% to a negative return of -5.74%.  January was a negative month for four of the five programs, and February for three of them.  March, however, was an exceptionally good month for three programs, but negative for the other two.  This pattern of monthly returns is a reflection of the low correlation between each of the programs and illustrates the potential benefits of a diversified portfolio.

The drivers behind monthly performance also tend to differ across programs.  For example, the best performing program for the quarter, Winton, was hurt by January’s sharp sell-off in equity markets, which was only partially offset by gains in short-term interest rates.  In February, the Winton program benefited from gains virtually across the board, with currencies and interest rates being the main contributors.  Winton’s strong returns in March were driven by mainly by equities, assisted by base metals, agriculturals and currencies.  By contrast, the worst performing program for the quarter, QIM, suffered losses during January in almost all sectors, led by interest rates, equities and currencies.  During February, the program posted a small negative return, driven by energy, metals and agriculturals.  Performance was negative again in March and was mainly attributable to interest rates.

Program Correlation Matrix (January 2005 – March 2010)
Program	Winton	QIM	Beach	Tiverton	Cantab	Description
Winton	1.00					Trend Following
QIM	-0.12	1.00				Pattern Recognition
Beach	0.73	-0.07	1.00			Commodities
Tiverton	0.41	0.06	0.65	1.00		Global Macro
Cantab	0.57	0.02	0.60	0.50	1.00	Algorithmic

*Correlation coefficient: a statistic representing how closely two variables co-vary; it can vary from -1(perfect negative correlation) through 0 (no correlation) to +1 (perfect positive correlation).

*Not all advisors have track records for the full period of this analysis.  Inception dates for these      are Beach: May 2005; Tiverton: April 2006; Cantab: March 2007.

*The track records used in this correlation report, with the exception of Beach Horizon and Cantab which use a model account, are the composit track record of the Advisors and do not include fees and expenses associated with an investment in the Fund.

Market Commentary

Some degree of optimism about the U.S. economy has resurfaced. Recent US data suggest that economic activity has continued to strengthen and that the labor market is stabilizing. Household spending is expanding at a moderate rate, yet constrained by high unemployment, modest income growth, lower housing wealth, and tight credit. Business spending on equipment and software has risen significantly. Retail sales, housing starts, and industrial production continued their upward trend while the Federal Reserve reported growth in most of the country. Inflation still appears to be in check.   Inventories have been increasing as manufacturers, wholesalers, and retailers began to replenish what they depleted during the recession. The housing market still needs to deal with the glut of cheaper foreclosed and existing homes, and high unemployment remains a drag on an economy still struggling with the challenges of a jobless recovery.

To provide support to mortgage lending and housing markets the Federal Reserve has been purchasing $1.25 trillion of agency mortgage-backed securities and about $175 billion of agency debt over the last year. These purchases are coming to an end, as the last transactions were executed in March. The ongoing fiscal crisis in Greece continued to put pressure on Greek government bonds in March. Disagreement among Euro-zone countries over the implementation of the aid program contributed to the sharp yield increase on the 10-year Greek government bond. Some economists say the sharp rise in borrowing costs is contributing to a spiral that could eventually force Greece to default. US interest rate futures, across the curve, finished down for the month. European interest rate futures finished the month higher.

Because of the unpredictable nature of financial markets and most asset classes, especially short-term, we encourage investors to look past recent performance and focus instead on holding a portfolio that contains a diverse mix of various asset classes that are appropriate for their long-term goals.  Such a well-balanced portfolio can provide protection from volatility while also affording opportunities for long-term growth.  We believe that the Fund can play an important part in such a portfolio.

Thank you for investing in the MutualHedge Frontier Legends Fund.

        0715-NLD-5/21/2010

MutualHedge Frontier Legends Fund

PORTFOLIO REVIEW

March 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2010, compared to its benchmarks:

Inception** – March 31, 2010
MutualHedge Frontier Legends Fund – Class A	-0.90%
MutualHedge Frontier Legends Fund – Class A with load	-6.60%
MutualHedge Frontier Legends Fund – Class C	-1.00%
Credit Suisse Tremont Managed Futures Index	1.60%
S&P 500 Total Return Index	5.39%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-643-3431.

** Inception date is December 31, 2009.

     The Fund’s Top Asset Classes are as follows:

Sectors	% of Net Assets
Exchange Traded Funds – Bonds	34.9%
Systematic Trading Companies	16.4%
Other, Cash & Cash Equivalents	48.7%
100.00%

MutualHedge Frontier Legends Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 34.9%
	1,044	iShares Barclays 1-3 Year Credit Bond Fund	$ 109,192
	1,041	iShares Barclays Aggregate Bond Fund	108,472
	1,061	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	107,267
		TOTAL EXCHANGE TRADED FUNDS
		(Cost $326,292)	324,931

		SYSTEMATIC TRADING COMPANIES - 16.4%
	56,042	Beach Horizon Trading Co. - Horizon Program, LLC *	52,745
	27,630	Cantab Trading Co. - Aristarchus Program, LLC *	31,554
	31,289	QIM Trading Co. - Global Program, LLC *	25,882
	17,920	Tiverton Trading Co. - Discretionary Program, LLC *	18,212
	17,438	WNTN Trading Co. - Diversified Program, LLC *	24,760
		TOTAL SYSTEMATIC TRADING COMPANIES
		(Cost $143,612)	153,153

		TOTAL INVESTMENTS - 51.3% (Cost $469,904) (a)	$ 478,084
		OTHER ASSETS AND LIABILITIES - 48.7%	453,903
		TOTAL NET ASSETS - 100.0%	$ 931,987

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 11,178
		Unrealized Depreciation:	(2,998)
		Net Unrealized Appreciation:	$ 8,180
*	Non-Income producing security.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 469,904
At value	$ 478,084
Cash	195,359
Receivable for Fund shares sold	257,770
Receivable due from Advisor	26,955
Dividends and interest receivable	67
TOTAL ASSETS	958,235

LIABILITIES
Fees payable to other affiliates	3,736
Distribution (12b-1) fees payable	198
Payable for Fund shares repurchased	20
Accrued expenses and other liabilities	22,294
TOTAL LIABILITIES	26,248
NET ASSETS	$ 931,987

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 925,094
Accumulated net investment loss	(1,287)
Net unrealized appreciation of investments	8,180
NET ASSETS	$ 931,987

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 728,949
Shares of beneficial interest outstanding	73,557
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 9.91
Maximum offering price per share (maximum sales charge of 5.75%) (c)	$ 10.51

Class C Shares:
Net Assets	$ 203,038
Shares of beneficial interest outstanding	20,517
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.90

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2010 (Unaudited)(a)

INVESTMENT INCOME
Dividends	$ 382
Interest	118
TOTAL INVESTMENT INCOME	500

EXPENSES
Professional fees	23,861
Registration fees	11,026
Administrative services fees	10,396
Transfer agent fees	8,348
Accounting services fees	7,088
Compliance officer fees	3,150
Printing and postage expenses	3,150
Custodian fees	2,833
Trustees fees and expenses	1,260
Investment advisory fees	918
Insurance expense	788
Distribution (12b-1) fees:
Class A	81
Class C	215
Other expenses	630
TOTAL EXPENSES	73,744

Less: Fees waived/expenses reimbursed by the Advisor	(71,957)

NET EXPENSES	1,787
NET INVESTMENT LOSS	(1,287)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation (depreciation) of investments	8,180
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,180

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 6,893

(a) The MutualHedge Frontier Legends Fund commenced operations on December 31, 2009.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31,
2010 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (1,287)
Net change in unrealized appreciation (depreciation) of investments	8,180
Net increase in net assets resulting from operations	6,893

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	724,038
Class C	201,106
Payments for shares redeemed:
Class A	(10)
Class C	(40)
Net increase in net assets from shares of beneficial interest	925,094

TOTAL INCREASE IN NET ASSETS	931,987

NET ASSETS
Beginning of Period	-
End of Period *	$ 931,987
*Includes accumulated net investment loss of:	$ (1,287)

SHARE ACTIVITY
Class A:
Shares Sold	73,559
Shares Redeemed	(2)
Net increase in shares of beneficial interest outstanding	73,557

Class C:
Shares Sold	20,521
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	20,517

(a) The MutualHedge Frontier Legends Fund commenced operations on December 31, 2009.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C
	Period Ended	Period Ended
	March 31,	March 31,
	2010 (1)	2010 (1)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)	(0.04)
Net realized and unrealized
loss on investments (9)	(0.06)	(0.06)
Total from investment operations	(0.09)	(0.10)

Net asset value, end of period	$ 9.91	$ 9.90

Total return (3)(8)	(0.90)%	(1.00)%

Net assets, at end of period	$ 728,949	$ 203,038

Ratio of gross expenses to average
net assets (4)(5)(6)	132.71%	148.04%
Ratio of net expenses to average
net assets (5)(6)	2.20%	2.95%
Ratio of net investment loss
to average net assets (5)(7)	(1.33)%	(1.90)%

Portfolio Turnover Rate (8)	0%	0%

(1) The MutualHedge Frontier Legends Fund's Class A and Class C shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	The amounts shown for the period ended March 31, 2010, for a share outstanding throughout the period, do not accord with the aggregate net realized and unrealized gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2010 (Unaudited)

1.

ORGANIZATION

The MutualHedge Frontier Legends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers two distinct share classes; Class A and Class C shares. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A and Class C shares.    Class C shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less

MutualHedge Frontier Legends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 324,931	$ -	$ -	$ 324,931
Systematic Trading Companies	-	-	153,153	$ 153,153
Total	$ 324,931	$ -	$ 153,153	$ 478,084

MutualHedge Frontier Legends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

Systematic Trading Companies - Level 3	Beach Horizon	Cantab Trading	QIM Trading	Tiverton Trading	Winton Trading	Total
Beginning balance	$ -	$ -	$ -	$ -	$ -	$ -
Total realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	3,511	4,055	(1,356)	(242)	3,573	9,541
Return of Capital	-	-	-	-	-	-
Cost of purchases	49,234	27,499	27,238	18,454	21,187	143,612
Proceeds from sales	-	-	-	-	-	-
Accrued interest	-	-	-	-	-	-
Net transfers in/out of level 3	-	-	-	-	-	-
Ending balance	$ 52,745	$ 31,554	$ 25,882	$ 18,212	$ 24,760	$ 153,153

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at March 31, 2010 includes:
	$ 3,511	$ 4,055	$ (1,356)	$ (242)	$ 3,573	$ 9,541

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the

MutualHedge Frontier Legends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended March 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $470,792 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.70% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20% and 2.95% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively.   For the period ended March 31, 2010, the Advisor waived fees in the amount of $918 and reimbursed expenses in the amount of $71,039.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.20% and 2.95% of average daily net assets attributable to Class A and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 2.95% of average daily net assets for each share class. If

Fund Operating Expenses attributable to Class A and Class C shares subsequently exceed 2.20% and

MutualHedge Frontier Legends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

2.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of March 31, 2010, the Advisor has $71,957 of waived/reimbursed expenses that may be recovered no later than March 31, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares.   The Distributor is an affiliate of GFS. For the six months ended March 31, 2010, the Distributor received $9,361 in underwriting commissions for sales of Class A shares, of which $960 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $10,000 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

6 basis points or 0.06% per annum on the next $150 million in net assets

-

5 basis points or 0.05% per annum on net assets greater than $250 million

MutualHedge Frontier Legends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended March 31, 2010, the

Fund incurred expenses of $3,150 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended March 31, 2010, GemCom collected amounts totaling $1,190 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

MutualHedge Frontier Legends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

6.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on May 31, 2010, and has noted no such events.

MutualHedge Frontier Legends Fund

EXPENSE EXAMPLES

March 31, 2010 (Unaudited)

As a shareholder of the MutualHedge Frontier Legends Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the MutualHedge Frontier Legends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2009 through March 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the MutualHedge Frontier Legends Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/31/09	Ending Account Value 3/31/10	Expenses Paid During Period 12/31/09 – 3/31/10	Expense Ratio During Period*** 12/31/09 – 3/31/10
Class A	$1,000.00	$991.00	$5.16*	2.20%
Class C	1,000.00	990.00	6.92*	2.95

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period 10/1/09 – 3/31/10	Expense Ratio During Period*** 10/1/09 – 3/31/10
Class A	$1,000.00	$1,013.96	$ 11.05**	2.20%
Class C	1,000.00	1,010.22	14.78**	2.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (86) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

***Annualized.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC
1660 Lincoln Street, Suite 100
Denver, CO 80264

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/8/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/8/10